UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

  (Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Frontier Equity Fund

September 30, 2004

THE FRONTIER EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

SEPTEMBER 30, 2004

Dear Shareholders,

The economy has strengthened noticeably over the past twelve months.  A year ago the economy presented a mixed picture - consumer spending remained strong, but capital spending and manufacturing had not joined in the economic recovery, which began in the fourth quarter of 2001.

At this time, I am pleased to report that the industrial side of the economy is showing good progress and fully participating in the growth of the economy.  GDP growth of 8.2% recorded in the third calendar quarter 2003 is clearly unsustainable.  However, a pullback to the 3½ -4% levels is very adequate to support the goal of sustainable growth with low inflation.

We believe that significant additional monetary and fiscal stimulation will not be needed in the foreseeable future to keep the economy on a steady basis.  Therefore, we believe that the Federal Reserve will continue to change its monetary policy from accommodation to neutrality by raising rates gradually for the remainder of 2004, and into 2005.  Regarding the stock market over the past year, returns have been very positive.  The favorable economy has created significant growth in corporate profits, which has translated to good earnings reports for the individual companies.

The Fund now holds approximately 125 stocks, presenting shareholders with a well-diversified equity fund.  The Fund’s net asset value per share decreased from $0.25 as of September 30, 2003, to $ 0.22 as of September 30, 2004, or approximately $0.03 (12%) per share.  The Standard &Poor’s 500 Index increased 9.46%, while the Russell 2000 Index increased 14.39 % over the same period.  We are optimistic that positive returns can again be achieved.  Corporate profits are still expanding.  However a number of headwinds are contributing to uncertainties affecting stocks in a negative manner.  World political events have not been favorable with the war in Iraq and fears of terrorism at home and abroad keeping investors on edge.  High gasoline prices and a pause in consumer spending have been weighing on stock market confidence.  While these concerns have risen lately, it is certainly possible that these impediments to stock market progress can be resolved favorably as we progress through the current fiscal year.

The investment objective of the Equity Portfolio is capital appreciation.  Management intends to broadened our investment objectives to position the Fund in different investment styles that we feel will benefit our shareholders.  A special meeting of shareholders has been called for November 23, 2004, to ratify a new investment advisory contact and certain modifications to our investments restrictions.  Please see information concerning the special meeting appearing elsewhere in this report.

Please call or write with your comments or questions, and thank you for your continued support.

Sincerely,

Amy Siesennop

President

THE FRONTIER EQUITY FUND (UNAUDITED)

INDUSTRY SECTOR CHART

SEPTEMBER 30, 2004

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors:

Frontier Equity Fund Portfolio (a series of Frontier Funds, Inc.)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Frontier Equity Fund (a series of Frontier Funds, Inc.), as of September 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended September 30, 2003 and the financial highlights for the periods indicated prior to September 30, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (Unite States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test bases, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of September 30, 2004 by correspondence with the Fund’s custodian.  An audit also includes assessing the account principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Frontier Equity Fund as of September 30, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy

Westlake, Ohio

November 26, 2004

The Frontier Equity Fund

		Schedule of Investments
		September 30, 2004
Shares/Principal Amount		Market Value	% Assets

COMMON STOCKS
Advertising
600	24/7 Real Media, Inc. *	$ 2,298	0.47%

Air Transportation
300	Air Methods Corp. *	1,935	0.40%

Aircraft Parts
200	CPI Aerostructures, Inc. *	1,816	0.37%

Apparel/Accessories
20,000	Cygne Designs, Inc.*	5,400	1.11%

Beverages
1,500	Jones Soda, Co. *	6,030	1.24%

Biological Products
1,000	Autoimmune, Inc. *	820
500	Novavax, Inc. *	1,560
		2,380	0.49%
Biological Research
500	Commonwealth Biotechnologies, Inc. *	3,830
40,000	DNAPrint Genomics, Inc. *	760
1,500	Icoria, Inc. *	720
		5,310	1.09%
Blank Ckecks
1,000	North American Technologies Group, Inc. *	480	0.10%

Business Services
4,000	AbleAuctions.com, Inc. *	1,880
1,000	AdStar, Inc. *	1,390
20,000	Datalogic International, Inc. *	8,000
1,500	Digital Generation Systems, Inc. *	1,890
20,000	Global Network, Inc. *	100
300	Lionbridge Technologies, Inc. *	2,577
500	Online Resources Corp. *	3,550
		19,387	3.98%
Capital Goods
1,000	Cycle Country Accessories Corp.*	5,410	1.11%

Cell Phone
25,000	Hop-on.com *	250	0.05%

Commercial Printing
3,000	Kolorfusion International, Inc. *	720	0.15%

Computer Communications Equipment
250	Lanoptics, Ltd. *	1,965
2,000	Lantronix, Inc. *	2,020
200	Verisign, Inc.*	3,976
		7,961	1.64%
Communications Equipment
9,001	Digital Video Systems, Inc.*	5,670
3,500	Distinctive Devices, Inc. *	2,625
2,000	i SECUREtrac Corp. *	400
1,000	Proxim Corp. *	800
15,000	Sentry Technology Corp. *	1,950
2,000	TeraForce Technology Corporation *	400
400	Waverider Communications, Inc. *	116
1,000	Wegener Corporation *	1,280
1,000	Westell Technologies, Inc. *	5,170
		18,411	3.79%
Communication Services
10,000	ARC Wireless Solutions, Inc. *	1,200
110,000	Nighthawk Systems, Inc. *	12,650
700	Raindance Communications, Inc. *	1,099
6,000	WPCS International, Inc. *	3,840
		18,789	3.86%
Computer Peripherals
4,000	Communication Intelligence Corp. *	1,480
3,000	iLinc Communications Inc. *	1,500
300	Interlink Electronics *	2,469
300	Sigma Designs, Inc. *	2,805
7,500	Viseon, Inc. *	9,675
		17,929	3.68%
Computer Processing
200	API Electronics Group, Inc. *	580
2,000	CyberSource Corp. *	9,660
4,000	Insynq, Inc. *	88
2,500	Tucows, Inc. *	1,325
		11,653	2.39%
Computer Programming
1,000	Corio Inc. *	1,560
3,000	English Language Learning and Instruction System, Inc. *	360
300	Evolving Systems, Inc. *	924
500	Mind CTI Ltd.	2,240
4,000	USURF America, Inc. *	240
2,500	Virtgame Corp. *	1,138
		6,462	1.33%
Computer Services
3,000	Braintech, Inc. *	1,440
5,642	H Quotient, Inc. *	4,006
1,500	NetWolves Corp. *	1,125
200	Sonic Solutions *	3,264
20,000	Voxware Inc. *	720
		10,555	2.17%
Computer Storage
1,500	Alanco Technologies, Inc. *	1,560
2,000	Exabyte Corp. *	1,040
		2,600	0.53%
Crude Petroleum/ Natural Gas
1,000	Transglobe Energy Corp. *	3,250	0.67%

Dental Equipment & Supplies
250	Biolase Technology, Inc.	2,040	0.42%

Educational Services
400	Princeton Review, Inc. *	3,000	0.62%

Electrical Machinery Equipment
5,000	Arotech Corp. *	7,750	1.59%

Electronic Components
500	Silicon Image, Inc. *	6,320	1.30%

Electronic Computers
500	Socket Communications, Inc. *	1,190	0.24%

Electromedical & Electrotherapeutic Apparatus
500	Cardiac Science, Inc. *	960
12,139	Dynatronics Corp. *	19,908
1,000	PLC Systems, Inc. *	740
1,000	Rockwell Medical Technologies, Inc. *	2,980
6,000	Sontra Medical Corp. *	13,920
		38,508	7.91%
Finance Lessors
200	ePlus, Inc. *	2,092	0.43%

Finance Services
5,000	Global Axcess Corp. *	1,650	0.34%

Food
4,000	New Dragon Asia Corp. *	2,520	0.52%

Games & Toys
500	Action Products International, Inc. *	990
8,000	Mad Catz Interactive, Inc. *	3,920
		4,910	1.01%
Gold & Siver Ores
2,000	Caledonia Mining Corp. *	360	0.07%

Healthcare
800	PainCare Holdings, Inc*	1,800	0.37%

Industrial Organic Chemicals
965	Bovie Medical Corp. *	2,335	0.48%

Instruments for Measuring & Testing Electricity
300	Frequency Electronics, Inc.	3,855
1,000	Wireless Telecom Group, Inc.	2,400
		6,255	1.28%
Investors
7,200	CVF Technologies Corp. *	2,088	0.43%

Jewelry & Precious Metals
3,000	L J International, Inc. *	6,750
290,000	United Specialties, Inc. *	232
		6,982	1.43%
Laboratory Instruments
2,000	Diasys Corp. *	1,020	0.21%

Management Consulting Services
2,000	Stonepath Group Inc. *	1,820
600	Ventiv Health, Inc. *	10,170
		11,990	2.46%
Medical Laboratories
2,000	American Shared Hospital Services	10,200	2.10%

Medicinal Chemicals
1,000	Cyanotech Corp. *	1,250	0.26%

Metal Mining
1,000	Richmont Mines, Inc. *	3,980	0.82%

Motor Vehicles
500	Amerigon Inc. *	1,835
1,200	Puradyn Filter Technologies, Inc. *	1,380
		3,215	0.66%
Orthopedic Surgical & Supplies
9,200	Alpha Pro Tech Ltd. *	14,260
2,000	Emergency Filtration Products, Inc. *	1,000
		15,260	3.13%
Other
500	AngelCiti Entertainment, Inc. *	400
500	Midas Entertaiment, Inc. *	1,750
700	Youbet.com, Inc. *	1,932
		4,082	0.84%
Pharmaceutical Preparation
500	AXM Pharma, Inc. *	1,060
45,000	eGene, Inc. *	30,000
250	Collagenex Pharmaceuticals, Inc. *	1,637
3,000	ProCyte Corporation *	2,970
25,000	Provectus Pharmaceutical, Inc. *	20,000
2,000	Questcor Pharmaceuticals, Inc. *	900
		56,567	11.62%
Plastic Products
2,000	Forward Industries, Inc. *	4,560	0.94%

Prepackaged Software
300	Captiva Software Corp. *	3,357
49,200	Clancy Systems International, Inc. *	984
2,000	eGames, Inc. *	1,700
5,000	Forlink Software Corp. *	600
3,000	Internet America, Inc. *	2,040
600	InterVideo, Inc. *	7,200
100,000	MYCOM Group, Inc. *	2,500
5,000	Pharsight Corp. *	4,700
600	Quovadx Inc. *	1,146
500	Scansoft Inc. *	2,040
700	US Dataworks Inc. *	798
250	Witness Systems, Inc. *	4,018
		31,083	6.39%

Radio & Broadcasting
500	Globecomm Systems, Inc. *	3,315
5,000	Industries International, Inc. *	450
332	P-Com Inc. *	209
2,000	Sonic Foundry, Inc. *	3,180
		7,154	1.47%
Retail
4,000	Harcourt Companies, Inc. *	780
3,000	iParty Corp. *	2,160
		2,940	0.60%
Search & Navigation Systems
1,000	TVI Corp. *	5,420	1.11%

Security & Commodity Brokers
1,500	Track Data Corp.	1,125
5,000	vFinance, Inc. *	950
		2,075	0.43%
Semiconductors
700	Aware, Inc. *	1,659
500	Conexant Systems, Inc. *	800
1,000	DPAC Technologies Corp. *	480
2,000	eMagin Corp.*	2,000
300	Evergreen Solar, Inc. *	858
500	SRS Labs, Inc. *	2,675
		8,472	1.74%
Scientific & Technical Instruments
3,000	Smartire Systems, Inc.*	129	0.03%

Software & Programming
2,000	Eternal Technologies Group, Inc.*	980
3,500	Mitek Systems, Inc.*	1,750
		2,730	0.56%
Special Industry Machinery
8,000	Tegal Corp. *	10,240	2.10%

Surgical & Medical Instruments
600	Cardiotech International, Inc. *	1,770
240	Diomed Holdings, Inc. *	460
7,500	Eye Dynamics, Inc. *	1,275
2,000	Implant Sciences Corp. *	21,600
1,000	Memry Corp. *	2,100
		27,205	5.59%
Switch Gear & Switch Board Apparatus
2,000	TII Network Technologies, Inc. *	2,600	0.53%

Telephone Communication
19,000	5G Wireless Communications, Inc. *	323
300	City Telecom (H.K.), Ltd. (ADR)	1,290
1,000	Deltathree, Inc. *	1,990
50,000	Epicus Communications Group, Inc.*	85
8,000	GlobalNet Corp. *	48
12,500	Globetel Communications Corp. *	1,038
500	iBasis, Inc. *	1,170
1,000	Multiband Corp. *	1,200
7,000	NewMarket Technology, Inc. *	3,850
7,000	Phone 1Globalwide, Inc.*	4,410
2,000	Provo International, Inc. *	280
2,000	Zi Corp. *	6,700
		22,384	4.60%
Telephone Apparatus
10,000	Telenetics Corp. *	820	0.17%

Television & Broadcasting Stations
4,000	OBN Holdings, Inc. *	5,840	1.20%

Wholesale Drugs
1,333	AHPC Holdings, Inc. *	4,387	0.90%

Wholesale Medical Dental & Hospital Equipment
10,000	Molecular Imaging Corp. *	900
1,500	Pro-Dex, Inc. *	3,840
		4,740	0.97%

	Total Common Stocks (Cost - $766,294)	489,169	100.49%

CONVERTIBLE PREFERRED STOCK
Household audio & visual equipment
1,500	SLS International, Inc. Series B * (Cost- $30,000)	24,795	5.09%

WARRANTS
Household audio & visual equipment
15,000	SLS International, Inc. Class C * (Cost $750)	-
		-	0.00%

CASH & EQUIVALENTS
18,642	First American Treasury Obligation Fund Class A .92% (Cost $18,642)	18,642	3.83%

	Total Investments (Cost - $815,686)	532,606	109.41%

	Liabilities In Excess of Other Assets	(45,813)	(9.41)%

	Net Assets	$ 486,793	100.00%

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statement of Assets and Liabilities
September 30, 2004

Assets:
Investment Securities at Market Value (Cost - $815,686)	$ 532,606
Dividends	90
Prepaid Expenses	1,824
Receivable from Advisor	3,250
Total Assets	537,770
Liabilities
Accrued Expenses	18,632
Payable To Custodian Bank	32,345
Total Liabilities	50,977
Net Assets	$ 486,793
Net Assets Consist of:
Paid In Capital	1,459,153
Accumulated Realized Gain (Loss) on Investments - Net	(689,280)
Unrealized Depreciation in Value
of Investments Based on Cost - Net	(283,080)
Net Assets, for 2,262,809 Shares Outstanding	$ 486,793
(80,000,000 shares authorized at $.01 par value)
Net Asset Value and Redemption Price
Net Asset Value Per Share ($486,793/2,262,809 shares)	$ 0.22

Maximum offering price per share (net asset value plus sales charge of 4.50%)	$ 0.23

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statement of Operations
For the year ended September 30, 2004

Investment Income
Interest	$ 240
Dividends	502
Total Investment Income	$ 742
Expenses
Advisory Fees (Note 4)	1,826
Legal fees	23,651
Custody fees	16,307
Audit fees	14,997
Transfer agent and fund accounting fees	10,324
Trustee fees	8,997
Registration fees	4,011
Printing and postage expense	1,646
Insurance	1,583
Other fees	1,250
Total Expenses	84,592
Less Advisory Fees Waived (Note 4)	(1,826)
Less Fees Waived by Servicer (Note 5)	(5,162)
Net Expenses	$ 77,604

Net Investment Loss	(76,862)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	91,718
Change in Net Unrealized Appreciation (Depreciation) on Investments	(183,363)
Net Realized and Unrealized Gain (Loss) on Investments	(91,645)

Net Increase (Decrease) in Net Assets from Operations	$ (168,507)

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Statements of Changes in Net Assets
	10/1/2003	10/1/2002
	to	to
	9/30/2004	9/30/2003
From Operations:
Net Investment Income/(Loss)	$ (76,862)	$ (63,096)
Net Realized Gain (Loss) on Investments	91,718	(126,574)
Change in Unrealized Appreciation (Depreciation)	(183,363)	132,414
Increase (Decrease) in Net Assets from Operations	$ (168,507)	$ (57,256)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	785,595	146,557
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(294,261)	(12,133)
Net Increase/(Decrease) from Capital Share Transactions	$ 491,334	$ 134,424

Net Increase (Decrease) in Net Assets	322,827	77,168
Net Assets at Beginning of Period	163,966	86,798
Net Assets at End of Period (including accumulated undistributed net	$ 486,793	$ 163,966
investment income of $0 and $0, respectively)

Share Transactions:
Issued	2,746,323	552,832
Reinvested	0	0
Redeemed	(1,131,599)	(38,177)
Net increase (decrease) in shares	1,614,724	514,655
Shares outstanding beginning of period	648,085	133,430
Shares outstanding end of period	2,262,809	648,085

The accompanying notes are an integral part of the financial statements.

The Frontier Equity Fund

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:	10/1/2003	10/1/2002	10/1/2001	10/1/2000	10/1/1999
	to	to	to	to	to
	9/30/2004	9/30/2003	9/30/2002	9/30/2001	9/30/2000
Net Asset Value -
Beginning of Period	$ 0.25	$ 0.65	$ 1.03	$ 3.23	$ 2.79
Net Investment Income/(Loss) *	(0.03)	(0.39)	(0.49)	(0.54)	(0.66)
Net Gains or Losses on Securities
(realized and unrealized)	0.00	(0.01)	0.11	(1.66)	1.10

Total from Investment Operations	$ (0.03)	$ (0.40)	$ (0.38)	$ (2.20)	$ 0.44

Net Asset Value -
End of Period	$ 0.22	$ 0.25	$ 0.65	$ 1.03	$ 3.23

Total Return **	(12.00)%	(61.54)%	(36.89)%	(68.11)%	15.77%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$487	$164	$87	$194	$785

Before waivers
Ratio of Expenses to Average Net Assets	11.41%	113.21%	43.24%	33.02%	16.55%
Ratio of Net Income (Loss) to Average Net Assets	(11.31)%	(113.21)%	(43.24)%	(33.00)%	(16.54)%
After waivers
Ratio of Expenses to Average Net Assets	10.47%	102.44%	42.26%	32.02%	15.55%
Ratio of Net Income (Loss) to Average Net Assets	(10.37)%	(102.44)%	(42.26)%	(32.00)%	(15.54)%

Portfolio Turnover Rate	78.57%	25.39%	51.33%	72.68%	82.66%

* Per share data based on average shares.
* * Based on Net Asset Value Per Share. The Fund's sales charge is not reflected in total return on this table.
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

THE FRONTIER EQUITY FUND

BOARD OF DIRECTORS (UNAUDITED)

SEPTEMBER 30, 2004

Name, Address and Age	Position held with Board	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Director.	Other Directorships held by Director or Officer
Kenneth W Coshun W241 N5735 Cedar Ln Sussex, WI 53089 Age: 71	Director	Since 1992	Retired (since 1997); President and Director of Lake Pharmacy	1	0
Jeffrey S Ackley 285 Forest Grove Drive Pewaukee, WI 53072 Age: 41	Director	Since 1992	Certified Public Accountant, Owner of Ackley & Associates, CPA	1	0
Amy L Siesennop* 37055 Silver Knoll Court Oconomowoc, WI 53066 Age: 45	President, Director	2003, 1999	Registered principal and Vice President of the Adviser, Freedom Investors Corp	1	0

*Directors who are or may be deemed to be "interested persons", as defined by the Investment Company Act of 1940.

THE FRONTIER EQUITY FUND

SEPTEMBER 30, 2004

Expense Example

As a shareholder of the Frontier Equity Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	4/1/2004	9/30/2004	4/1/2004 to 9/30/2004

Actual	$1,000.00	$687.50	$35.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$983.05	$41.66

* Expenses are equal to the Fund's annualized expense ratio of 8.38%
multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

THE FRONTIER EQUITY FUND

                                                            ADDITIONAL INFORMATION

SEPTEMBER 30, 2004

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

The Board of Directors scheduled a Special Meeting of Shareholders for November 23, 2004, for the following purposes:

Proposal 1 -  To ratify and approve a new investment advisory agreement between the Fund and Freedom           Investors Corp., the investment adviser to the Fund since its inception in 1992.

Proposal 2 -  To change, adopt and/or restate some of the Fund’s investment restrictions in order to provide the Fund with greater flexibility to respond to changes in the market with investment policies that reflect evolving legal requirements and  investment environments.

Proposal 1 was approved by the shareholders of the Fund with voting results as follows:

FOR

1,308,356

AGAINST

113,140

ABSTAIN     0

Proposal 2 was approved by the shareholders of the Fund with voting results as follows:

FOR

1,280,297

AGAINST

141,199

ABSTAIN     0

No other business came before the meeting or was considered by the shareholders.

PROXY POLICY AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-759-6598.  The policies and procedures will be sent out within three days of your request.

The Fund’s voted proxies, relating to the portfolio securities, during the most recent 12-month period ended June 30, 2004, is available at www.mutualss.com under Fund information.

Board of Directors

Amy L Siesennop

Jeffrey S Ackley

Kenneth W Coshun

Investment Adviser

Freedom Investors Corp.

130 E Capitol Drive

Hartland, Wisconsin  53029

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio  44141

Custodian

U.S. Bank, N.A.

Mutual Fund Services

425 Walnut Street

Cincinnati, Ohio  45202

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy. Suite 1250

Westlake, Ohio  44145

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier Equity Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  No amendments

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of directors has determined that Jeffrey Ackley is an audit committee financial expert.  Mr. Ackley is independent for purposes of this Item 3.

A financial expert may have acquired the required attributes of an "audit committee financial expert" through:  Mr. Ackley is qualified as a financial expert based on his education and experience as a public accountant, and his experience as a supervising public accountant.

Item 4. Principal Accountant Fees and Services.

[

(a)

Audit Fees

FY 2003

$

12,781

FY 2004

$

16,085

(b)

Audit-Related Fees

Registrant

[Adviser]

FY  2003

$

0.00

$

0.00

FY 2004

$

0.00

$

0.00

Nature of the fees:

Annual Audit

(c)

Tax Fees

Registrant

[Adviser]

FY 2003

$

210

$

0.00

FY 2004

$

485

$

0.00

Nature of the fees:

Tax Preparation

(d)

All Other Fees

Registrant

[Adviser]

FY 2003

$

900

$

0.00

FY 2004

$        1,310

$

0.00

Nature of the fees:

Consulting and review of the semi-annual report

(e)

(1)

Audit Committee’s Pre-Approval Policies

Annual Audit:

To approve prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Fund’s financial statements, to recommend to those Board member who are not interested person the selection, retention or termination of the Fund’s independent audit and to review and evaluate matters potentially affecting the independence and capabilities of the auditors,  To review and approve the fees proposed to be charges. To review the arrangements for and scope of the annual audit.

Special Services:  To approve prior to appointment the engagement of the auditor to provide other audit services or non-audit services to the Fund, such as tax preparation.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100

  %

Tax Fees:

100

  %

All Other Fees:

0

  %

(f)

Option 1 – Less than 50%

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

[Adviser]

FY 2003

$

0.00

$

0.00

FY 2004

$

0.00

$

0.00

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date December 9, 2004

By /s/Kenneth Coshun

*Board of Director

Date December 9, 2004

By /s/Jeffrey Ackley

*Board of Director

Date December 9, 2004

* Print the name and title of each signing officer under his or her signature.